Average Annual Total Returns	Prospectus #1 Eaton Vance Focused Global Opportunities Fund MSCI World Index One Year	Prospectus #1 Eaton Vance Focused Global Opportunities Fund MSCI World Index Five Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund MSCI World Index Life of Fund	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A One Year	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A Five Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A Life of Fund	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A Inception Date	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A After Taxes on Distributions Life of Fund	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I One Year	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I Five Years	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I Life of Fund	Prospectus #1 Eaton Vance Focused Global Opportunities Fund Class I Inception Date	Prospectus #2 Eaton Vance International Small-Cap Fund MSCI World ex USA Small Cap Index One Year	Prospectus #2 Eaton Vance International Small-Cap Fund MSCI World ex USA Small Cap Index Five Years	Prospectus #2 Eaton Vance International Small-Cap Fund MSCI World ex USA Small Cap Index Life of Fund	Prospectus #2 Eaton Vance International Small-Cap Fund Class A One Year	Prospectus #2 Eaton Vance International Small-Cap Fund Class A Five Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class A Life of Fund	Prospectus #2 Eaton Vance International Small-Cap Fund Class A Inception Date	Prospectus #2 Eaton Vance International Small-Cap Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance International Small-Cap Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class A After Taxes on Distributions Life of Fund	Prospectus #2 Eaton Vance International Small-Cap Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance International Small-Cap Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #2 Eaton Vance International Small-Cap Fund Class I One Year	Prospectus #2 Eaton Vance International Small-Cap Fund Class I Five Years	Prospectus #2 Eaton Vance International Small-Cap Fund Class I Life of Fund	Prospectus #2 Eaton Vance International Small-Cap Fund Class I Inception Date
Total	21.82%	15.02%	13.73%	17.75%	14.51%	11.84%	Dec. 14, 2021	15.63%	13.44%	10.94%	12.42%	11.84%	9.67%	24.90%	15.86%	12.94%	Dec. 17, 2015	11.14%	11.03%	10.16%	7.31%	11.75%	10.00%	Dec. 16, 2015	6.35%	11.11%	9.41%	5.77%	9.72%	8.28%	14.07%	13.36%	11.36%	Dec. 16, 2015